TRANSAMERICA FUNDS

Transamerica International Equity
Opportunities

Supplement to the Currently Effective
Class I2 Prospectus, Summary Prospectus
and Statement of Additional Information


Effective on or about March 1, 2018,
Transamerica Asset Management, Inc.
("TAM") will terminate its investment
sub-advisory agreement with MFS
Investment Management with respect to
Transamerica International Equity
Opportunities
(the "fund") and will enter into a new
investment sub-advisory agreement with
Greystone Managed Investments Inc.
("Greystone") with respect to the fund.
An information statement will be made
available to fund shareholders which
will
provide certain information about the
new sub-adviser and the terms of the
new sub-advisory agreement.

In connection with the change in sub-
adviser: (i) the fund's name and
investment objective will change; (ii)
the fund's
principal investment strategies,
principal risks and portfolio managers
will change; and (iii) the fund will
have a lower
management fee schedule. These changes
are described below.

The fund's benchmark index will remain
the same. In addition, TAM will
continue to serve as the fund's
investment
manager.


Effective on or about March 1, 2018,
Transamerica International Equity
Opportunities will be renamed
Transamerica
International Growth and the following
information will supplement and
supersede any contrary information
contained in
the Prospectus, Summary Prospectus and
Statement of Additional Information
concerning the fund:

INVESTMENT OBJECTIVE: Seeks long-term
capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The "Principal Investment Strategies"
section included in the Prospectus and
Summary Prospectus is deleted in its
entirety
and replaced with the following:

The fund's sub-adviser, Greystone
Managed Investments Inc. (the "sub-
adviser"), invests, under normal
circumstances, at
least 80% of the fund's net assets
(plus the amount of borrowings, if any,
for investment purposes) in common
stocks and
related equity securities-such as
preferred stock, convertible securities
and depositary receipts-of issuers
economically tied
to a number of countries throughout the
world, including emerging market
countries. The fund normally invests
primarily in
equity securities of foreign companies,
including emerging market equity
securities. In selecting investments
for the fund,
the sub-adviser seeks companies that
have demonstrated superior earnings
growth, positive business momentum and
sustainable profitability while seeking
not to overpay for these growth
characteristics. The sub-adviser may
invest the fund's
assets in companies of any size.

The sub-adviser may invest a large
percentage of the fund's assets in
issuers in a single country, a small
number of countries,
or a particular geographic region.

The sub-adviser normally allocates the
fund's investments across different
industries and sectors, but the sub-
adviser may
invest a significant percentage of the
fund's assets in issuers in a single or
small number of industries or sectors.

The sub-adviser uses a "bottom-up"
investment approach to buying and
selling investments for the fund. A
"bottom-up"
approach is looking at individual
companies against the context of
broader market factors. Investments are
selected primarily
based on fundamental analysis of
individual issuers and their potential
in light of their financial condition,
and market,
economic, political, and regulatory
conditions. Factors considered may
include analysis of an issuer's
earnings, cash flows,
competitive position, and management
ability. The sub-adviser uses a
quantitative screen to seek to identify
companies with
growth characteristics, positive
earnings sentiment, stable
profitability and reasonable
valuations. The sub-adviser may
engage in active and frequent trading
in pursuing the fund's principal
investment strategies.


The fund may invest up to 5% of its
assets in China A-shares (equity
securities of Chinese companies) listed
and traded on
Chinese stock exchanges such as the
Shanghai Stock Exchange or the Shenzhen
Stock Exchange.

PRINCIPAL RISKS:

The fund will no longer be subject to
"Value Investing" risk. All other
principal risks described in the
Prospectus and
Summary Prospectus continue to apply.

SUB-ADVISER:

Greystone, a wholly-owned subsidiary of
Greystone Capital Management Inc., has
been a registered investment adviser
since
March 2016. As of September 30, 2017,
Greystone had approximately $25.3
billion in total assets under
management.
Greystone's principal business address
is 300-1230 Blackfoot Drive, Regina,
Saskatchewan S4S 7G4, Canada.

PORTFOLIO MANAGERS:

Name Sub-Adviser Positions Over Past
Five Years

Jeff Tiefenbach, CFA
Alfred Li, CFA
Greystone Managed
Investments Inc.
Greystone Managed
Investments Inc.
Portfolio Manager of the fund since
2018; employee of Greystone
Managed Investments Inc. since 2005;
Chief Investment Officer,
Public Equities
Portfolio Manager of the fund since
2018; employee of Greystone
Managed Investments Inc. since 2006;
Vice-President & Co-Lead,
International Equity
MANAGEMENT FEES:

Effective on or about March 1, 2018,
TAM will receive compensation from the
fund, calculated daily and paid
monthly, at
the annual rates (expressed as a
percentage of the fund's average daily
net assets) indicated below:

First $500
million................................
........................................
........ 0.77%
$500 million up to $1 billion
........................................
...................... 0.76%
Over $1 billion up to $2
billion................................
.......................... 0.71%
Over $2 billion up to $3
billion................................
.......................... 0.695%
Over $3
billion................................
........................................
............0.68%


Investors Should Retain this Supplement
for Future Reference

December 21, 2017